Changes in fair value of financial assets / (liabilities)	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
Changes in fair value of financial assets / (liabilities)
28	Changes in fair value of financial assets / (liabilities)

	2019	2018
	RMB million	RMB million
Other non-current financial assets (FVPL) (Note 26)	3	(8)
Cross currency swaps (Note 27)	231	20
Forward foreign exchange contracts (Note 27)	31	—

	265	12